INTANGIBLE ASSETS - Narrative (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2024 CHF (SFr) license	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 1,084.4	SFr 1,529.9
Number of licensees owned | license	2
License and Rights, Usages of 4G
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
License and Rights, Usages of 5G
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
License and Rights, Broadcasting Rights
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 201.8	259.9
Useful life measured as period of time, intangible assets other than goodwill	5 years
Reclassifications	SFr 10.9
Principal amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,250.0	3,260.3	SFr 3,165.7
Reclassifications	76.4
Principal amount | Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 575.7
Useful life measured as period of time, intangible assets other than goodwill	2 years
Principal amount | Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 20.5
Useful life measured as period of time, intangible assets other than goodwill	6 years
Principal amount | License and Rights, Usages of 4G
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 120.6
Principal amount | License and Rights, Usages of 5G
Disclosure of detailed information about intangible assets [line items]
Intangible assets	56.8
Principal amount | License and Rights, Broadcasting Rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets			80.0
Principal amount | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	778.9	SFr 635.2	SFr 523.3
Reclassifications	SFr 76.4